SCHEDULE OF BALANCES OF ACCOUNTS PAYABLE TO RELATED PARTY (Details) - USD ($)		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Mr WEI Xiao [Member]
Related Party Transaction [Line Items]
Accrued payroll payable	[1]	$ 75,000	$ 50,000	$ 25,000

[1]	The balances represented the accrued payroll payable to Mr. WEI Xiao. These amounts were unsecured, interest-free, had no fixed terms of repayment and were non-trade related.